UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21506

Name of Fund: BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Enhanced Capital and Income Fund, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock Enhanced Capital and Income Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Aerospace & Defense - 5.3%	Honeywell International, Inc.	356,000	$ 12,353,200
	Northrop Grumman Corp.	202,000	9,005,160
	Raytheon Co.	230,000	10,798,500
			32,156,860
Capital Markets - 5.8%	The Bank of New York Mellon Corp.	483,498	13,218,835
	Invesco Ltd. (a)	611,700	12,081,075
	Morgan Stanley	362,013	10,317,370
			35,617,280
Chemicals - 2.2%	Air Products & Chemicals, Inc.	50,700	3,782,220
	E.I. du Pont de Nemours & Co.	305,345	9,444,321
			13,226,541
Commercial Banks - 1.2%	Wells Fargo & Co.	308,700	7,550,802
Communications	Nokia Oyj (a)	515,000	6,870,100
Equipment - 1.1%
Computers &	Hewlett-Packard Co.	303,992	13,162,854
Peripherals - 4.5%	International Business Machines Corp.	121,653	14,346,538
			27,509,392
Diversified Financial	JPMorgan Chase & Co.	529,339	20,458,952
Services - 3.4%
Diversified Telecommunication	AT&T Inc.	430,000	11,278,900
Services - 6.5%	Qwest Communications International Inc.	3,573,701	13,794,486
	Verizon Communications, Inc.	445,000	14,271,150
			39,344,536
Electric Utilities - 3.0%	American Electric Power Co., Inc.	48,800	1,510,848
	FPL Group, Inc.	152,044	8,616,333
	The Southern Co.	261,129	8,199,451
			18,326,632
Electrical Equipment - 0.9%	Emerson Electric Co.	146,800	5,340,584
Energy Equipment &	Halliburton Co.	489,289	10,808,394
Services - 1.8%
Food & Staples Retailing - 1.7%	Wal-Mart Stores, Inc.	83,926	4,186,229
	Walgreen Co.	195,000	6,054,750
			10,240,979
Food Products - 7.4%	General Mills, Inc.	227,671	13,412,099
	Kraft Foods, Inc.	632,500	17,925,050
	Unilever NV (a)	499,632	13,589,990
			44,927,139
Health Care Equipment &	Covidien Plc	200,000	7,562,000
Supplies - 1.2%
Household Products - 2.7%	Clorox Co.	54,557	3,328,522
	Kimberly-Clark Corp.	220,000	12,859,000
			16,187,522
Industrial	General Electric Co.	93,434	1,252,016
Conglomerates - 1.5%	Tyco International Ltd.	253,900	7,672,858
			8,924,874
Insurance - 7.6%	ACE Ltd.	190,900	9,365,554
	MetLife, Inc.	273,525	9,286,174

BlackRock Enhanced Capital and Income Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
	Prudential Financial, Inc.	127,800	$ 5,657,706
	The Travelers Cos., Inc.	506,330	21,807,633
			46,117,067
Machinery - 1.5%	Deere & Co.	207,286	9,066,690
Media - 5.0%	Time Warner, Inc.	566,772	15,110,141
	Viacom, Inc. Class B (b)	446,024	10,329,916
	Walt Disney Co.	203,847	5,120,637
			30,560,694
Metals & Mining - 1.6%	Nucor Corp.	218,800	9,730,036
Multi-Utilities - 1.5%	Dominion Resources, Inc.	264,000	8,923,200
Oil, Gas & Consumable	Anadarko Petroleum Corp.	89,217	4,300,259
Fuels - 7.8%	Chevron Corp.	265,000	18,409,550
	Exxon Mobil Corp.	252,500	17,773,475
	Peabody Energy Corp.	205,000	6,787,550
			47,270,834
Pharmaceuticals - 11.3%	Bristol-Myers Squibb Co.	890,000	19,348,600
	Eli Lilly & Co.	176,000	6,140,640
	Johnson & Johnson	150,754	9,179,411
	Pfizer, Inc.	712,900	11,356,497
	Schering-Plough Corp.	717,900	19,031,529
	Wyeth	77,900	3,626,245
			68,682,922
Semiconductors &	Analog Devices, Inc.	518,500	14,191,345
Semiconductor	Intel Corp.	527,678	10,157,802
Equipment - 10.8%	LSI Corp. (b)	4,019,020	20,818,524
	Maxim Integrated Products, Inc.	678,300	12,019,476
	Micron Technology, Inc. (b)	1,375,000	8,786,250
			65,973,397
Software - 0.9%	Microsoft Corp.	224,614	5,282,921
Specialty Retail - 1.1%	Home Depot, Inc.	252,500	6,549,850
	Total Long-Term Investments
	(Cost - $660,386,361) - 99.3%		603,210,198
	Short-Term Securities
Money Market Fund - 1.9%	BlackRock Liquidity Funds, TempFund, 0.29% (c)(d)	11,361,899	11,361,899
		Par
		(000)
Time Deposits - 0.2%	Brown Brothers Harriman & Co., 0.03%, 8/03/09 (d)	$ 1,054	1,053,925
	Total Short-Term Securities
	(Cost - $12,415,824) - 2.1%		12,415,824
	Total Investments Before Options Written
	(Cost - $672,802,185*) - 101.4%		615,626,022

BlackRock Enhanced Capital and Income Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Options Written	Contracts	Value
Exchange-Traded Call Options	ACE Ltd., expiring August 2009 at USD 45	200	$ (86,000)
	ACE Ltd., expiring August 2009 at USD 50	190	(17,100)
	ACE Ltd., expiring September 2009 at USD 50	280	(45,500)
	AT&T Inc., expiring September 2009 at USD 25	2,150	(357,975)
	AT&T Inc., expiring September 2009 at USD 26	215	(21,715)
	Air Products & Chemicals, Inc., expiring August 2009
	at USD 65	130	(126,100)
	Air Products & Chemicals, Inc., expiring September
	2009 at USD 75	150	(42,750)
American Electric Power Co., Inc., expiring August 2009
	at USD 27.50	145	(50,750)
	Anadarko Petroleum Corp., expiring August 2009
	at USD 49	450	(67,500)
	Anadarko Petroleum Corp., expiring September 2009
	at USD 50	50	(9,500)
	Analog Devices, Inc., expiring August 2009 at USD 25	1,460	(379,600)
	The Bank of New York Mellon Corp., expiring
	August 2009 at USD 30	1,450	(18,125)
	The Bank of New York Mellon Corp., expiring
	September 2009 at USD 30	240	(12,000)
	Bristol-Myers Squibb Co., expiring August 2009
	at USD 21	1,850	(184,075)
	Bristol-Myers Squibb Co., expiring September 2009
	at USD 21	2,600	(331,500)
	Bristol-Myers Squibb Co., expiring September 2009
	at USD 22.50	400	(20,000)
	Chevron Corp., expiring August 2009 at USD 70	800	(96,000)
	Chevron Corp., expiring September 2009 at USD 70	787	(157,400)
	Covidien Plc, expiring September 2009 at USD 40	100	(6,000)
	Deere & Co., expiring September 2009 at USD 46	1,550	(286,750)
	Dominion Resources, Inc., expiring September 2009
	at USD 35	400	(18,000)
E.I. du Pont de Nemours & Co., expiring September 2009
	at USD 30	1,740	(321,900)
	Eli Lilly & Co., expiring September 2009 at USD 35	530	(55,650)
	Emerson Electric Co., expiring September 2009
	at USD 38	300	(28,500)
	Exxon Mobil Corp., expiring August 2009 at USD 70	650	(94,250)
	FPL Group, Inc., expiring September 2009 at USD 60	220	(13,200)
	General Electric Co., expiring August 2009 at USD 12	450	(66,600)
	General Electric Co., expiring August 2009 at USD 13	250	(17,500)
	General Mills, Inc., expiring August 2009 at USD 55	870	(356,700)
	Halliburton Co., expiring August 2009 at USD 22	1,275	(111,563)
	Halliburton Co., expiring August 2009 at USD 23	1,160	(51,620)
	Halliburton Co., expiring September 2009 at USD 24	250	(13,250)
	Hewlett-Packard Co., expiring August 2009 at USD 37.50	250	(147,500)
	Hewlett-Packard Co., expiring August 2009 at USD 39	570	(259,350)

	BlackRock Enhanced Capital and Income Fund, Inc.
	Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Options Written	Contracts	Value
Exchange-Traded Call Options	Hewlett-Packard Co., expiring September 2009
	at USD 42	700	$ (182,000)
	Hewlett-Packard Co., expiring September 2009
	at USD 44	150	(22,500)
	Home Depot, Inc., expiring August 2009 at USD 26	1,890	(142,695)
Honeywell International, Inc., expiring September 2009
	at USD 34	755	(132,125)
Honeywell International, Inc., expiring September 2009
	at USD 35	405	(48,600)
	Intel Corp., expiring September 2009 at USD 19	1,310	(121,175)
	Intel Corp., expiring September 2009 at USD 20	250	(12,125)
	International Business Machines Corp., expiring
	September 2009 at USD 120	60	(16,200)
	Invesco Ltd., expiring October 2009 at USD 20	300	(44,250)
	JPMorgan Chase & Co., expiring September 2009
	at USD 42.50	250	(13,500)
	Johnson & Johnson, expiring August 2009 at USD 55	560	(333,200)
	Johnson & Johnson, expiring August 2009 at USD 60	70	(10,850)
	Kimberly-Clark Corp., expiring September 2009
	at USD 60	150	(12,000)
	Kraft Foods, Inc., expiring August 2009 at USD 26	1,600	(408,000)
Maxim Integrated Products, Inc., expiring August 2009
	at USD 17.50	1,640	(123,000)
	MetLife, Inc., expiring August 2009 at USD 32	820	(217,300)
	MetLife, Inc., expiring September 2009 at USD 36	130	(16,900)
	Micron Technology, Inc., expiring August 2009 at USD 6	3,252	(170,730)
	Micron Technology, Inc., expiring September 2009
	at USD 7	500	(13,750)
	Morgan Stanley, expiring August 2009 at USD 30	1,120	(44,800)
	Morgan Stanley, expiring September 2009 at USD 29	180	(27,000)
	Nokia Oyj, expiring August 2009 at USD 16	385	(1,925)
	Nokia Oyj, expiring September 2009 at USD 14	1,000	(42,500)
	Northrop Grumman Corp., expiring August 2009
	at USD 50	665	(6,650)
	Northrop Grumman Corp., expiring August 2009
	at USD 55	160	(800)
	Northrop Grumman Corp., expiring September 2009
	at USD 45	690	(100,050)
	Peabody Energy Corp., expiring August 2009 at USD 33	615	(92,250)
	Peabody Energy Corp., expiring September 2009
	at USD 35	100	(14,000)
	Pfizer, Inc., expiring August 2009 at USD 16	1,000	(31,000)
	Pfizer, Inc., expiring September 2009 at USD 15	3,730	(425,220)
	Pfizer, Inc., expiring September 2009 at USD 16	617	(33,935)
	Prudential Financial, Inc., expiring August 2009
	at USD 38	300	(204,000)

BlackRock Enhanced Capital and Income Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Options Written	Contracts	Value
Exchange-Traded Call Options	Prudential Financial, Inc., expiring August 2009
	at USD 46	60	$ (9,300)
	Prudential Financial, Inc., expiring September 2009
	at USD 42	85	(39,950)
	Raytheon Co., expiring August 2009 at USD 46	450	(69,750)
	Raytheon Co., expiring August 2009 at USD 47.50	1,275	(92,438)
	Schering-Plough Corp., expiring August 2009 at USD 25	1,520	(254,600)
	Schering-Plough Corp., expiring September 2009
	at USD 26	2,070	(279,450)
	Schering-Plough Corp., expiring September 2009
	at USD 27	360	(28,800)
	The Southern Co., expiring September 2009 at USD 32	915	(59,475)
	The Southern Co., expiring September 2009 at USD 33	1,000	(30,000)
	Time Warner, Inc., expiring August 2009 at USD 26	2,830	(325,450)
	Time Warner, Inc., expiring September 2009 at USD 28	280	(18,200)
	The Travelers Cos., Inc., expiring September 2009
	at USD 45	250	(20,625)
	Tyco International Ltd., expiring September 2009
	at USD 30	360	(54,000)
	Verizon Communications, Inc., expiring August 2009
	at USD 31	1,225	(163,537)
Verizon Communications, Inc., expiring September 2009
	at USD 32	225	(24,300)
	Viacom, Inc. Class B, expiring September 2009 at USD 25	1,375	(103,125)
	Wal-Mart Stores, Inc., expiring August 2009 at USD 50	325	(26,000)
	Wal-Mart Stores, Inc., expiring September 2009
	at USD 50	310	(40,455)
	Walgreen Co., expiring August 2009 at USD 30	585	(76,050)
	Walgreen Co., expiring September 2009 at USD 31	100	(10,500)
	Walt Disney Co., expiring August 2009 at USD 24	240	(34,800)
	Walt Disney Co., expiring September 2009 at USD 27	100	(4,000)
	Wells Fargo & Co., expiring August 2009 at USD 25	500	(31,250)
	Wells Fargo & Co., expiring August 2009 at USD 27	940	(14,100)
	Wyeth, expiring August 2009 at USD 45	110	(21,450)
	Wyeth, expiring September 2009 at USD 47.50	600	(48,000)
			(8,816,558)
Over-the-Counter Call Options	Analog Devices, Inc., expiring August 2009 at USD 26,
	Broker Morgan Stanley Capital Services Inc.	95	(18,553)
	Analog Devices, Inc., expiring August 2009 at USD 28,
	Broker Jeffries & Co.	250	(19,775)
	Chevron Corp., expiring August 2009 at USD 75,
	Broker UBS AG	400	(2,048)
Clorox Co., expiring August 2009 at USD 57.83, Broker
	Credit Suisse International	410	(143,910)
	Covidien Plc, expiring September 2009 at USD 37.50,
	Broker Barclays Bank, Plc	600	(101,093)

	BlackRock Enhanced Capital and Income Fund, Inc.
	Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Options Written	Contracts	Value
Over-the-Counter Call Options	Dominion Resources, Inc., expiring August 2009
	at USD 32.59, Broker UBS AG	940 $	(175,895)
	Dominion Resources, Inc., expiring September 2009
	at USD 33.50, Broker UBS AG	440	(63,651)
E.I. du Pont de Nemours & Co., expiring August 2009 at
	USD 26.46, Broker Morgan Stanley Capital Services Inc.	550	(254,650)
Emerson Electric Co., expiring August 2009 at USD 34.81,
	Broker Citibank, NA	210	(44,764)
	Exxon Mobil Corp., expiring August 2009 at USD 71, Broker
	Jeffries & Co.	650	(92,431)
Exxon Mobil Corp., expiring August 2009 at USD 72.45,
	Broker Citibank, NA	590	(8,852)
	FPL Group, Inc., expiring August 2009 at USD 56.94, Broker
	Morgan Stanley Capital Services Inc.	450	(61,275)
FPL Group, Inc., expiring August 2009 at USD 59, Broker
	JPMorgan Chase Bank, NA	470	(9,569)
General Mills, Inc., expiring September 2009 at USD 61,
	Broker Deutsche Bank AG	840	(69,456)
	Honeywell International, Inc., expiring August 2009 at USD
	37, Broker JPMorgan Chase Bank, NA	800	(960)
Intel Corp., expiring August 2009 at USD 16.77, Broker
	Morgan Stanley Capital Services Inc.	1,330	(361,760)
International Business Machines Corp., expiring August
	2009 at USD 111.30, Broker Morgan Stanley Capital
	Services Inc.	610	(458,527)
	Invesco Ltd., expiring September 2009 at USD 19.51,
	Broker Morgan Stanley Capital Services Inc.	1,840	(201,982)
	JPMorgan Chase & Co., expiring August 2009 at USD 36.50,
	Broker Citibank, NA	1,590	(405,407)
	Johnson & Johnson, expiring August 2009 at USD 56,
	Broker UBS AG	500	(270,500)
Kimberly-Clark Corp., expiring September 2009 at USD
	59.10, Broker Goldman Sachs Bank USA	725	(103,169)
	Kraft Foods, Inc., expiring August 2009 at USD 25.34,
	Broker Goldman Sachs Bank USA	1,940	(630,500)
Kraft Foods, Inc., expiring September 2009 at USD 28.52,
	Broker Citibank, NA	1,200	(114,428)
	LSI Corp., expiring August 2009 at USD 4.69,
	Broker UBS AG	1,600	(91,150)
	LSI Corp., expiring August 2009 at USD 4.95, Broker Morgan
	Stanley Capital Services Inc.	10,000	(317,360)
	LSI Corp., expiring August 2009 at USD 5.50,
	Broker Jeffries & Co.	400	(6,722)
LSI Corp., expiring September 2009 at USD 5.51, Broker
	Morgan Stanley Capital Services Inc.	2,000	(53,892)
Maxim Integrated Products, Inc., expiring August 2009 at
	USD 18.50, Broker Jeffries & Co.	300	(10,620)

BlackRock Enhanced Capital and Income Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Options Written	Contracts	Value
Over-the-Counter Call Options	Maxim Integrated Products, Inc., expiring September 2009
	at USD 17, Broker Goldman Sachs Bank USA	175,000 $	(213,500)
	Micron Technology, Inc., expiring August 2009 at USD
	5.50, Broker Morgan Stanley Capital Services Inc.	3,620	(329,381)
	Microsoft Corp., expiring August 2009 at USD 21.47, Broker
	Goldman Sachs Bank USA	600	(147,025)
Microsoft Corp., expiring August 2009 at USD 24, Broker
	Deutsche Bank AG	1,080	(73,318)
	Nucor Corp., expiring August 2009 at USD 49,
	Broker UBS AG	650	(6,565)
	Qwest Communications International Inc., expiring August
2009 at USD 4.21, Broker Morgan Stanley Capital Services
	Inc.	3,400	(73,151)
	Qwest Communications International Inc., expiring
	September 2009 at USD 4.44, Broker UBS AG	14,370	(230,940)
The Travelers Cos., Inc., expiring September 2009 at USD
	43.10, Broker Credit Suisse International	1,500	(221,602)
	Tyco International Ltd., expiring August 2009 at USD
	27.46, Broker Goldman Sachs Bank USA	1,035	(297,045)
	Unilever NV, expiring September 2009 at USD 27.13,
	Broker Morgan Stanley Capital Services Inc.	1,500	(160,173)
Unilever NV, expiring October 2009 at USD 27.75, Broker
	Morgan Stanley Capital Services Inc.	250	(26,500)
	Verizon Communications, Inc., expiring September 2009 at
	USD 30.89, Broker Credit Suisse International	1,000	(161,426)
Viacom, Inc. Class B, expiring August 2009 at USD 23.50,
	Broker Goldman Sachs Bank USA	1,115	(74,631)
Walt Disney Co., expiring September 2009 at USD 25.12,
	Broker Citibank, NA	780	(99,060)
			(6,207,216)
	Total Options Written
	(Premiums Received - $10,015,968) - (2.5)%		(15,023,774)
	Total Investments, Net of Options Written - 98.9%		600,602,248
	Other Assets Less Liabilities - 1.1%		6,735,619
	Net Assets - 100.0%	$ 607,337,867
* The cost and unrealized appreciation (depreciation) of investments as of July 31,
2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 673,253,883
Gross unrealized appreciation	$ 14,804,646
Gross unrealized depreciation	(72,432,507)
Net unrealized depreciation	$ (57,627,861)
(a) Depositary receipts.
(b) Non-income producing security.
7

BlackRock Enhanced Capital and Income Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:
Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	11,361,899	$ 16,092
BlackRock Liquidity Series, LLC Cash Sweep Series	$(2,450,990)	$ 117,920
(d) Represents the current yield as of report date.
• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
Fund management. This definition may not apply for purposes of this report, which may combine industry sub-
classifications for reporting ease.
• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 - price quotations in active markets/exchanges for identical securities
•		Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)
•		Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.
8

BlackRock Enhanced Capital and Income Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)
The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund's investments:
Valuation	Investments in
Inputs	Securities
Assets
Level 1
Long-Term Investments[1]	$ 603,210,198
Short-Term Securities	11,361,899
Total Level 1	614,572,097
Level 2 - Short-Term Securities	1,053,925
Level 3	-
Total	$ 615,626,022
Valuation	Other Financial
Inputs	Instruments[2]
Liabilities
Level 1	$ (8,816,558)
Level 2	(6,207,216)
Level 3	-
Total	$ (15,023,774)
[1] See above Schedule of Investments for the industry classification.
[2] Other financial instruments are options written, which are shown at market value.
9

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Capital and Income Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: September 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: September 22, 2009